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Centennial Tax Exempt Trust
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6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional  Information dated August 22, 2003,  revised November 20,
2003

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated August 22, 2003.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                           Page
About the Trust

About Your Account

Financial Information About the Trust

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 ABOUT THE TRUST
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Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation,
(referred to as, the "Manager") will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Trust may be affected by changes in general interest rates and other factors, prior to their maturity. Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Trust unless the Trust sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Trust does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Trust could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's Investments."
Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.
Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

o     Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for
"qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds. Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property.
For certain types of uses, a 5% threshold is substituted for this 10%
threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section
147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user.  This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds.
Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes.
Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.
      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Trust would be limited as described in the prospectus in "Illiquid Securities." From time to time the Trust may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.
Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer.
The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.  While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

|X|   Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7
(which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the
Manager determines at the time of investment that they are Eligible
Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

|X|   When-Issued and Delayed Delivery Transactions.  As stated in the
Prospectus, the Trust may invest in municipal securities on a "when-issued" or
"delayed delivery" basis. Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the
Trust to the issuer and no interest accrues to the Trust from this investment.
However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality
Securities equal in value to the commitment for the when-issued securities.
While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

|X|   Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

o     Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

         The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.
These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features"
or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

o     Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one
issuer.   It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the
Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10%
of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

o     Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase.  The
Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

o     Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         The Trust may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.
Another type of demand feature enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The
Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The
Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment
Company Act because the Trust uses the amortized cost method to value its portfolio securities.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the
Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

|X|   Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S.
commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least
$50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans"
under the Investment Company Act, collateralized by the underlying security.
The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.
Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Trust, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the
Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

|X|   Diversification.  For purposes of diversification under the Investment
Company Act, and the Trust's investment restrictions, the identification of the issuer of a Municipal Bond or Note depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.
If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such.  The Trust's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except by purchasing debt obligations in accordance with its investment policies as approved by the Board, or by entering into repurchase agreements, or by lending portfolio securities in accordance with applicable regulations;

o     The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the value of its assets; no more than 10% of the Trust's net assets may be pledged, mortgaged or assigned to secure a debt; no investments may be made while outstanding borrowings, other than by means of reverse repurchase agreements (which are not considered borrowings under this restriction), exceed 5% of its assets;

o     The Trust cannot invest more than 5% of the value of its total assets taken at market value in the securities of any one issuer (not including the U.S. government or its agencies or instrumentalities, whose securities may be purchased without limitation for defensive purposes);

o     The Trust cannot purchase more than 10% of the outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control;

o     The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs;

o     The Trust cannot invest in real estate; however the Trust may purchase municipal bonds or notes secured by interests in real estate;

o     The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

o     The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets;

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
           arrangements are established, to cover the related obligations; or

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1985, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes  of  Shares.  The  Trust  has a single  class of  shares  of stock.
While that class has no  designation,  it is deemed to be the equivalent of Class
A for purposes of the shareholder  account  policies that apply to Class A shares of the  Oppenheimer  funds.  Shares of the Trust are  freely  transferable.  Each share  has one  vote at  shareholder  meetings,  with  fractional  shares  voting proportionally  on  matters  submitted  to a vote of  shareholders.  There are no preemptive or conversion rights and shares  participate  equally in the assets of the Trust upon liquidation.

|X|   Meetings of  Shareholders.  As a Massachusetts  business  trust,  the Trust is not required to hold, and does not plan to hold,  regular  annual  meetings of shareholders.  The  Trust  will  hold  meetings  when  required  to do so by  the
Investment  Company  Act or  other  applicable  law.  It  will  also do so when a shareholder  meeting  is called by the  Trustees  or upon  proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less.
The Trustees may also take other action as permitted by the Investment Company
Act.

|X|   Shareholder  and Trustee  Liability.  The  Declaration of Trust contains an
express   disclaimer  of  shareholder  or  Trustee   liability  for  the  Trust's
obligations.  It also provides for  indemnification and reimbursement of expenses out of the Trust's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Trust shall assume the defense of any claim made against a  shareholder  for any act or
obligation   of  the  Trust  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Trust)
to  be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Trust  shareholder will incur financial loss from being held  liable as a  "partner"  of the Trust is  limited to the  relatively  remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.  Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      The Board of Trustees has an Audit Committee and a Review Committee.  The
Audit Committee is comprised solely of Independent Trustees.  The members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong,
George C. Bowen and Robert J. Malone. The Audit Committee held seven meetings during the fiscal year ended June 30, 2003. The Audit Committee furnishes the
Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent auditors regarding the Trust's internal accounting procedures and controls;
(iii) review reports from the Manager's Internal Audit Department; (iv)
maintaining a separate line of communication between the Trust's independent auditors and its Independent Trustees; and (v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Trust's independent auditors and the pre-approval of the performance by the Trust's independent auditors of any non-audit service, including tax service, for the Trust that is not prohibited by the
Sarbanes-Oxley Act.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating
Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the
Committee in care of the Trust.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman), Robert
G. Avis, Richard F. Grabish, Sam Freedman, Beverly Hamilton and F. William
Marshall, Jr.  The Review Committee held six meetings during the fiscal year ended June 30, 2003. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the
Trust's transfer agent and the services provided to the Trust by the transfer agent.  The Review Committee also reviews the Trust's investment performance and policies and procedures adopted by the Trust to comply with Investment
Company Act and other applicable law.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish, each of the Trustees  are "Independent Trustees," as under the Investment Company
Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with
OppenheimerFunds, Inc. by virtue of his positions as an officer and director of
OppenheimerFunds, Inc., and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the chief executive officer of OppenheimerFunds, Inc., he will resign as a trustee of the Trust and the other Board II Funds (defined below)
for which he is a trustee or director. Mr. Grabish is an "Interested Trustee"
because he is affiliated with the Manager by virtue of his positions with A.G.
Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Trust's Trustees and officers and their positions held with the Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the Trust as well as the aggregate dollar range of shares of the
Oppenheimer/Centennial funds beneficially owned by the Trustees. All of the
Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (except for Mrs. Hamilton and Messrs. Grabish and Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as "Board II
Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund

Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former officers,
directors, trustees and employees (and
their immediate family members) of the
Trust, the Manager and its affiliates,
and retirement plans established by them
for their employees are permitted to
purchase Class A shares of the Trust and
the other Oppenheimer funds at net asset
value without sales charge. The sales
charges on Class A shares is waived for
that group because of the economies of
sales efforts realized by the
Distributor.

      Messrs. Murphy, Molleur, Vottiero,
Wixted and Zack, and Mses. Bechtolt,
Feld, Ives and Wolf, who are officers of
the Trust, respectively hold the same
offices with one or more of the other
Board II Funds as with the Trust. As of
August 13, 2003, the Trustees and
officers of the Trust as a group owned
of record or beneficially less than 1%
of the shares of the Trust. The
foregoing statement does not reflect
ownership of shares held of record by an
employee benefit plan for employees of
the Manager, other than the shares
beneficially owned under that plan by
the officers of the Trust listed above.
In addition, each Independent Trustee,
and his family members, do not own
securities of either the Manager,
Distributor or Sub-Distributor of the
Board II Funds or any person directly or
indirectly controlling, controlled by or
under common control with the Manager,
Distributor or Sub-Distributor.

|X|   Affiliated Transactions and
Material Business Relationships. In
2001, Mr. Swain surrendered for
cancellation 60,000 options of
Oppenheimer Acquisition Company ("OAC")
(OppenheimerFunds, Inc.'s parent holding
company), to MassMutual for a cash
payment of $2,700,600.

Mr. Swain has reported that he sold a
residential property to Mr. Freedman on
October 23, 2001 for $1.2 million.  An
independent appraisal of the property
supported the sale price.

      The address of each Trustee in the
charts below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, until his
or her resignation, retirement, death or
removal.

                                                                                -----

          Independent Trustees
                                                                                -----
-------------------------------------------------------------------------------------
Name,              Principal  Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Position(s) Held   Years / Other  Trusteeships/Directorships   Shares    Oppenheimer/Centennial
with the Trust,    Held by  Trustee / Number  of  Portfolios Beneficially   Funds
Length of Service, in Fund  Complex  Currently  Overseen  by  Owned in    Overseen
Age                Trustee                                    the Trust  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,    Formerly, Chief Executive Officer (until     None        Over
Chairman and       August 27, 2002) of the Board II Funds,
Trustee, since     President and a director (until 1997) of
1985               Centennial Asset Management Corporation
Age: 70            (the "Manager") and Vice Chairman (until

                   January 2, 2002) of OppenheimerFunds,
                   Inc. (of which the Manager is a
                   wholly-owned investment advisory                       $100,000

                   subsidiary). Oversees 38 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         Chairman of the following private            None      $50,001-

Armstrong,         mortgage banking companies: Cherry Creek
Vice-Chairman and  Mortgage Company (since 1991),
Trustee since 2001 Centennial State Mortgage Company (since
Age: 66            1994), The El Paso Mortgage Company
                   (since 1993), Transland Financial
                   Services, Inc. (since 1997); Chairman of
                   the following private companies: Great
                   Frontier Insurance (insurance agency)
                   (since 1995), Ambassador Media
                   Corporation and Broadway Ventures (since
                   1984); a director of the following
                   public companies: Helmerich & Payne,
                   Inc. (oil and gas drilling/production
                   company) (since 1992) and UNUMProvident
                   (insurance company) (since 1991). Mr.
                   Armstrong is also a Director/Trustee of
                   Campus Crusade for Christ and the
                   Bradley Foundation. Formerly a director
                   of the following: Storage Technology
                   Corporation (a publicly-held computer
                   equipment company) (1991-February 2003),

                   Frontier Real Estate, Inc. (residential                $100,000
                   real estate brokerage) (1994-1999), and
                   Frontier Title (title insurance agency)
                   (1995-June 1999); a U.S. Senator
                   (January 1979-January 1991). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,    Formerly, Director and President of A.G.
Trustee since 1990 Edwards Capital, Inc. (General Partner
Age: 72            of private equity funds) (until February
                   2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000); Vice
                   Chairman and Director of A.G. Edwards,
                   Inc. and Vice Chairman of A.G. Edwards &

                   Sons, Inc. (its brokerage company            None        Over

                   subsidiary) (until March 1999); Chairman               $100,000
                   of A.G. Edwards Trust Company and A.G.E.
                   Asset Management (investment advisor)
                   (until March 1999); and a Director
                   (until March 2000) of A.G. Edwards &
                   Sons and A.G. Edwards Trust Company.

                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,   Formerly (until April 1999) Mr. Bowen
Trustee since 1998 held the following positions: Senior
Age: 67            Vice President (since February 1992),

                   Treasurer (since July 1991) Assistant
                   Secretary and a director (since December
                   1991) of the Manager; Senior Vice
                   President (from September 1987) and
                   Treasurer (from March 1985) of
                   OppenheimerFunds, Inc; Vice President
                   (from June 1983) and Treasurer (since
                   March 1985) of OppenheimerFunds
                   Distributor, Inc. (a subsidiary of
                   OppenheimerFunds, Inc., of which the
                   Manager is an investment advisory
                   subsidiary); Vice President (since
                   October 1989) and Treasurer (since April
                   1986) of HarbourView Asset Management
                   Corporation (an investment advisory
                   subsidiary of OppenheimerFunds, Inc.);
                   President, Treasurer and a director
                   (June 1989-January 1990) of Centennial
                   Capital Corporation (a prior investment
                   advisory subsidiary of OppenheimerFunds,
                   Inc.); Vice President and Treasurer
                   (since August 1978) and Secretary (since
                   April 1981) of Shareholder Services,

                   Inc., and Vice President, Treasurer and      None        Over

                   Secretary (since November 1989) of                     $100,000
                   Shareholder Financial Services, Inc.
                   (both are transfer agent subsidiaries of
                   OppenheimerFunds, Inc.); Assistant
                   Treasurer (since March 1998) of
                   Oppenheimer Acquisition Corp.

                   (OppenheimerFunds, Inc.'s parent holding
                   company); Treasurer (since November
                   1989) of Oppenheimer Partnership
                   Holdings, Inc. (a holding company
                   subsidiary of OppenheimerFunds, Inc.);
                   Vice President and Treasurer (since July
                   1996) of Oppenheimer Real Asset
                   Management, Inc. (an investment advisory
                   subsidiary of OppenheimerFunds, Inc.);
                   Chief Executive Officer and director
                   (since March 1996) of MultiSource
                   Services, Inc. (a broker-dealer
                   subsidiary of OppenheimerFunds, Inc.);
                   Treasurer (since October 1997) of
                   OppenheimerFunds International Ltd. and
                   Oppenheimer Millennium Funds plc
                   (offshore fund management subsidiaries
                   of OppenheimerFunds, Inc.). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L.          A member of The Life Guard of Mount          None      $50,001-
Cameron, Trustee   Vernon, George Washington's home (since
since 2001         June 2000). Formerly (March 2001 - May
Age: 65            2002) Director of Genetic ID, Inc. and

                   its subsidiaries (a privately held
                   biotech company); a partner with
                   PricewaterhouseCoopers LLP (from
                   1974-1999) (an accounting firm) and
                   Chairman (from 1994-1998), Price
                   Waterhouse LLP Global Investment
                   Management Industry Services Group.                    $100,000

                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,     Chairman and Director (since 1998) of        None        Over
Trustee since 1990 Rocky Mountain Elk Foundation (a
Age: 61            not-for-profit foundation); and a

                   director (since October 1999) of P.R.
                   Pharmaceuticals (a privately held
                   company) and UNUMProvident (an insurance
                   company) (since June 1, 2002). Formerly
                   Chairman and a director (until October
                   1996) and President and Chief Executive
                   Officer (until October 1995) of
                   OppenheimerFunds, Inc.; President, Chief
                   Executive Officer and a director of
                   Oppenheimer Acquisition Corp.,
                   Shareholder Services Inc. and                          $100,000
                   Shareholder Financial Services, Inc.

                   (until October 1995). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,      Director of Colorado Uplift (a            $10,001-$50,000Over
Trustee since 1996 non-profit charity) (since September
Age: 63            1984). A trustee or director of other

                   Oppenheimer funds. Formerly (until
                   October 1994) Mr. Freedman held several
                   positions in subsidiary or affiliated
                   companies of OppenheimerFunds, Inc.

                   Oversees 38 portfolios in the                          $100,000
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.         Trustee (since 1996) of MassMutual           None     $10,001-$50,000
Hamilton, Trustee  Institutional Funds and of MML Series
since 2002         Investment Fund (open-end investment
Age: 57            companies); Director of MML Services
                   (since April 1987) and America Funds
                   Emerging Markets Growth Fund (since
                   October 1991) (both are investment
                   companies), The California Endowment (a
                   philanthropy organization) (since April
                   2002), and Community Hospital of
                   Monterey Peninsula, (since February
                   2002); a trustee (since February 2000)
                   of Monterey International Studies (an
                   educational organization), and an
                   advisor to Unilever (Holland)'s pension
                   fund and to Credit Suisse First Boston's
                   Sprout venture capital unit. Mrs.
                   Hamilton also is a member of the
                   investment committees of the Rockefeller
                   Foundation, the University of Michigan
                   and Hartford Hospital. Formerly,
                   President (February 1991-April 2000)
                   ARCO Investment Management Company.
                   Oversees 39 portfolios in the
                   OppenheimerFunds complex.

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-------------------------------------------------------------------------------------

                   Director (since 2001) of Jones                $0         Over
Robert J. Malone,  Knowledge, Inc. (a privately held
Trustee since 2002 company), U.S. Exploration, Inc., (since
Age: 59            1997), Colorado UpLIFT (a non-profit

                   organization) (since 1986) and a trustee
                   of the Gallagher Family Foundation
                   (non-profit organization) (since 2000).
                   Formerly, Chairman of U.S. Bank (a
                   subsidiary of U.S. Bancorp and formerly
                   Colorado National Bank,) (July
                   1996-April 1, 1999) and a director of                  $100,000
                   Commercial Assets, Inc. (a REIT)

                   (1993-2000). Oversees 37 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William         Trustee (since 1996) of MassMutual
Marshall, Jr.,     Institutional Funds and of MML Series
Trustee since 2001 Investment Fund (open-end investment
Age: 61            companies); Chairman of the Board (since
                   2003), Trustee and Chairman of the
                   investment committee (since May 1987)
                   for the Worcester Polytech Institute;
                   President and Treasurer (since January
                   1999) of the SIS Fund (a private not for
                   profit charitable fund); Trustee (since
                   1995) of the Springfield Library and
                   Museum Association; Trustee (since 1996)
                   of the Community Music School of

                   Springfield. Formerly, member of the                     Over
                   investment committee of the Community        None      $100,000
                   Foundation of Western Massachusetts
                   (1998 - 2003); Chairman (January
                   1999-July 1999) of SIS & Family Bank,

                   F.S.B. (formerly SIS Bank); President,

                   Chief Executive Officer and Director
                   (May 1993-December 1998) of SIS
                   Bankcorp, Inc. and SIS Bank (formerly
                   Springfield Institution for Savings) and
                   Executive Vice President (January
                   1999-July 1999) of Peoples Heritage
                   Financial Group, Inc. Oversees 40
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.
                               Interested Trustee

---------------------------------------------------------------------------------
Name,           Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                       Dollar
                                                                      Range of
                                                                     lyShares
                                                                     Beneficially
Position(s)                                                           Owned in
Held with the                                              Range of  any of the
Trust,                                                     Shares    Oppenheimer/Centennial
Length of       Years / Other Trusteeships/Directorships   Beneficial   Funds
Service,        Held by Trustee / Number of Portfolios in  Owned in   Overseen
Age             Fund Complex Currently Overseen by Trustee the Trust by Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                            As of December 31,
                                                                   2002
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard F.      Senior Vice President, Assistant Director  Over         Over
Grabish,        of Sales and Marketing (since March        $100,000   $100,000
Trustee since   1997), and Manager of Private Client

2001            Services (since June 1985) for A.G.
Age: 55         Edwards & Sons, Inc. (broker/dealer and
                investment firm). Chairman and Chief
                Executive Officer (since March 2001) of
                A.G. Edwards Trust Company; Director
                (since March 1988) of A.G. Edwards &
                Sons, Inc. Formerly (until March 1987)
                President and Vice Chairman of A.G.
                Edwards Trust Company. Oversees 37
                portfolios in the OppenheimerFunds
                complex.

---------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Trust,        Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Trust  Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Director (since November 2001) of the      None       Over
President          Manager; Chairman, Chief Executive                    $100,000
Since 2001and      Officer and director (since June 2001)
Trustee since 2003 and President (since September 2000) of
Age: 54            OppenheimerFunds, Inc.; President and a
                   trustee or director of other Oppenheimer
                   funds; President and a director (since
                   July 2001) of Oppenheimer Acquisition
                   Corp. and of Oppenheimer Partnership
                   Holdings, Inc.; a director (since
                   November 2001) of OppenheimerFunds
                   Distributor, Inc.; Chairman and a
                   director (since July 2001) of Shareholder
                   Services, Inc. and of Shareholder
                   Financial Services, Inc.; President and a
                   director (since July 2001) of
                   OppenheimerFunds Legacy Program (a
                   charitable trust program established by
                   OppenheimerFunds, Inc.); a director of
                   the following investment advisory
                   subsidiaries of OppenheimerFunds, Inc.:
                   OFI Institutional Asset Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2002);
                   President (since November 1, 2001) and a
                   director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; a director
                   (since November 2001) of Trinity
                   Investment Management Corp. and Tremont
                   Advisers, Inc. (investment advisory
                   affiliates of OppenheimerFunds, Inc.);
                   Executive Vice President (since February
                   1997) of Massachusetts Mutual Life
                   Insurance Company (OppenheimerFunds,
                   Inc.'s parent company); a director (since
                   June 1995) of DLB Acquisition Corporation
                   (a holding company that owns shares of
                   David L. Babson & Company, Inc.);
                   formerly Chief Operating Officer
                   (September 2000-June 2001) of
                   OppenheimerFunds, Inc.; President and
                   trustee (November 1999-November 2001) of
                   MML Series Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; President, Chief Executive
                   Officer and director (September
                   1999-August 2000) of  MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 72 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     The address of the officers in the chart below is as follows: Messrs.
Molleur and Zack and Ms. Feld, Two World Financial Center, New York, NY
10281-1008, for Messrs. Vottiero and Wixted and Mses. Bechtolt, Ives and Wolf,
6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                               Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                            Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Time Served,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Carol E. Wolf, Vice President    Senior Vice President (since June 2000) of
and Portfolio Manager since 2003 OppenheimerFunds, Inc.; an officer of 9 portfolios
Age:  51                         in the OppenheimerFunds complex; formerly Vice
                                 President of OppenheimerFunds, Inc. (June 1990 -
                                 June 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,                 Vice President (since May 1988) of
Treasurer since 1987             OppenheimerFunds, Inc.; Treasurer (since March
Age: 44                          1999) of HarbourView Asset Management Corporation,
                                 Shareholder Services, Inc., Oppenheimer Real Asset
                                 Management Corporation, Shareholder Financial
                                 Services, Inc., Oppenheimer Partnership Holdings,
                                 Inc., OFI Private Investments, Inc. (since March
                                 2000), OppenheimerFunds International Ltd. and
                                 Oppenheimer Millennium Funds plc (since May 2000),
                                 offshore fund management subsidiaries of
                                 OppenheimerFunds, Inc., and OFI Institutional
                                 Asset Management, Inc. (since November 2000), an
                                 investment advisory subsidiary of
                                 OppenheimerFunds, Inc.; Treasurer and Chief
                                 Financial Officer (since May 2000) of Oppenheimer
                                 Trust Company, a trust company subsidiary of
                                 OppenheimerFunds, Inc.; Assistant Treasurer (since
                                 March 1999) of Oppenheimer Acquisition Corp. and
                                 OppenheimerFunds Legacy Program (since April
                                 2000); formerly Principal and Chief Operating
                                 Officer (March 1995-March 1999), Bankers Trust
                                 Company-Mutual Fund Services Division. An officer
                                 of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,                 Senior Vice President and Treasurer (since March
Treasurer since April 1999       1999) of OppenheimerFunds, Inc.; Treasurer (since
Age: 55                          March 1999) of HarbourView Asset Management
                                 Corporation, Shareholder Services, Inc.,
                                 Oppenheimer Real Asset Management Corporation,
                                 Shareholder Financial Services, Inc., Oppenheimer
                                 Trust Company and OFI Institutional Asset
                                 Management, Inc.; a director (since November 2001)
                                 of Oppenheimer Real Asset Management, Inc.;
                                 Assistant Secretary and a director (since November
                                 2001) of OppenheimerFunds International Ltd.; Vice
                                 President (since March 1999) of Oppenheimer
                                 Acquisition Corp.; formerly Acting General Counsel
                                 (November 2001-February 2002) and Associate
                                 General Counsel (May 1981-October 2001) of
                                 OppenheimerFunds, Inc.; Assistant Secretary of
                                 Shareholder Services, Inc. (May 1985-November
                                 2001), Shareholder Financial Services, Inc.
                                 (November 1989-November 2001); OppenheimerFunds
                                 International Ltd. and Oppenheimer Millennium
                                 Funds plc (October 1997-November 2001). An officer
                                 of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,                 Vice       President/Fund       Accounting       of
Assistant Treasurer              OppenheimerFunds,    Inc.   (since   March   2002);
since August 27, 2002            formerly  Vice  President/Corporate  Accounting  of
Age: 40                          OppenheimerFunds,   Inc.  (July   1999-March  2002)
                                 prior to which he was Chief  Financial  Officer  at
                                 Sovlink  Corporation  (April  1996-June  1999).  An
                                 officer of 82  portfolios  in the  OppenheimerFunds
                                 complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,                 Vice President of OppenheimerFunds, Inc. (since
Assistant Treasurer              March 2002); formerly Vice President/Corporate
since August 27, 2002            Accounting of OppenheimerFunds, Inc. An officer of
Age: 40                          82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,                 Vice President of OppenheimerFunds, Inc. (since
Assistant Secretary              July 1999); formerly a Vice President and
since November 1, 2001           Associate Counsel of OppenheimerFunds, Inc.
Age: 46                          (September 1995-July 1999). An officer of 73

                                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,               Vice President and Assistant Secretary (since July
Assistant Secretary              1999) of OppenheimerFunds, Inc.; Vice President
since August 27, 2002            (since June 1990) of OppenheimerFunds Distributor,
Age: 45                          Inc.; Vice President (since 1997) of Oppenheimer
                                 Real Asset Management, Inc.; formerly Vice
                                 President and Associate Counsel of
                                 OppenheimerFunds, Inc. (June 1990-July 1999). An
                                 officer of 82 portfolios in the OppenheimerFunds
                                 complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,                Vice President (since June 1998) and Senior
Assistant Secretary              Counsel (since October 2003) of the Manager; Vice
since November 1, 2001           President (since 1999) of OppenheimerFunds
Age: 38                          Distributor, Inc.; Vice President and Assistant
                                 Secretary (since 1999) of Shareholder Services,
                                 Inc.; Assistant Secretary (since December 2001) of
                                 OppenheimerFunds Legacy Program and Shareholder
                                 Financial Services, Inc.; formerly an Assistant
                                 Counsel (August 1994-October 2003) and Assistant
                                 Vice President of the Manager (August 1997-June
                                 1998). An officer of 82 portfolios in the
                                 OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

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|X|   Remuneration of Trustees. The officers of the Trust and Mr. Murphy (who is an officer and Trustee of the Trust) are affiliated with the Manager and receive no salary or fee from the Trust.  The Trustees of the Trust received the compensation shown below from the Trust with respect to the Trust's fiscal year ended June 30, 2003. The compensation from all of the Board II Funds
(including the Trust) represents compensation received for serving as a managing general partner, director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2002  (there were 41 funds at the end of 2002).

------------------------------------------------------------------------------
  Trustee Name and Other                Aggregate        Total Compensation
                                                         From Trust and Fund
  Position(s) (as applicable)         Compensation         Complex Paid to
                                       from Trust1        Trustee/Director*
                                                                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 James C. Swain                          $1,994               $177,996
  Chairman   of  the   Board   of
Trustees
------------------------------------------------------------------------------
------------------------------------------------------------------------------
William L. Armstrong
  Vice Chairman of the Board of
  Trustees and                           $1,074                $92,076
  Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert G. Avis                           $1,074                $92,199
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
George Bowen                             $1,074                $91,124
 Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward L. Cameron                        $1,214                $99,743
  Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jon. S. Fossel                           $1,214                $94,590
  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sam Freedman                             $1,074                $92,199
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard F. Grabish                       $2,817                $9,0132

   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Beverly Hamilton3                        $1,0744              $113,6595

   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Malone3                        $1,0746               $58,326

   Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr.                 $1,074               $138,1247

  Review Committee Member
------------------------------------------------------------------------------
Effective  July 1,  2002,  C.  Howard.  Kast and  Robert  M.  Kirchner  retired  as
Trustees from the Board II Funds.  For the calendar  year ended  December 31, 2002,
Mr. Kast received  $41,451 and Mr.  Kirchner  received  $38,001 total  compensation from all of the Oppenheimer funds for which they served as Trustee.
1.    Aggregate    Compensation   from   Trust   includes   fees   and   deferred
   compensation, if any, for a Trustee.

1.    Effective  October  27,  2003,  Mr.  Grabish  was elected as Trustee on all
   Board II Funds  (with  the  exception  of  Oppenheimer  Senior  Floating  Rate
   Fund).  Prior to that date,  "Total  Compensation From Trust and Fund Complex"
   paid to Mr.  Grabish  for  service  as a  Trustee,  as well as  service on the
   Review  Committee was paid only by  Centennial  Government  Trust,  Centennial
   California  Tax Exempt Trust,  Centennial  Money Market Trust,  Centennial New
   York Tax Exempt  Trust,  Centennial  Tax Exempt Trust and  Centennial  America
   Fund,  L.P.  (total of six funds for which he previously  served as Trustee on the Board II  Funds).  Mr.  Grabish  was  appointed  to the  Review  Committee beginning  February 24, 2003.  Had he served on the Review  Committee  for the
   2002  calendar  year,  his "Total  Compensation  From Trust and Fund  Complex"
   would have been higher.

3.    Mrs.  Hamilton  and Mr.  Malone  were  elected as  Trustees,  Directors  or
   Managing  General  Partners  of the  Board II  Funds  with  the  exception  of
   Oppenheimer  Senior  Floating Rate Fund for which they  currently do not serve as Trustees  effective June 1, 2002.  Compensation  for Mrs.  Hamilton and Mr.
   Malone was paid by all the Board II Funds,  with the exception of  Oppenheimer
   Senior Floating Rate (total of 40 Oppenheimer funds as of 12/31/02).
4.    Includes $1,074 deferred under Deferred Compensation Plan described below.
5.    Includes  $55,333   compensation  (of  which  100%  was  deferred  under  a
   deferred  compensation  plan) paid to Mrs.  Hamilton  for serving as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML
   Series  Investment  Fund) the  investment  adviser  for which is the  indirect parent company of OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc. also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
6.    Includes $1,074 deferred under Deferred Compensation Plan described below.
7.    Includes  $47,000  compensation  paid  to Mr.  Marshall  for  serving  as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML  Series  Investment  Fund)  the  investment  adviser  for which is the indirect  parent  company of  OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc.
   also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund,
   a series of MassMutual Institutional Funds.
   *For purposes of this section only,  "Fund Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
   accordance  with  the  instructions  for  Form  N-1A.  The  Manager  does  not consider  MassMutual  Institutional Funds and MML Series Investment Fund to be
   part of the  OppenheimerFunds  "Fund  Complex"  as that term may be  otherwise interpreted.

|X|   Deferred Compensation Plan for Trustees.  The Trustees have adopted a
Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a
Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

      |X|               Major Shareholders.  As of August 13, 2003 the only
person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc., 1
North Jefferson Avenue, St. Louis, Missouri 63103, which owned
1,909,039,346.020 shares of the Trust which was 98.97% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager. The Trust, the Manager, Centennial Asset Management Corporation,
is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of Ethics.
It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the
Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2001                                 $7,527,359
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2002                                 $7,975,860
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2003                                 $7,900,919
---------------------------------------------------------------------------------

      Under its agreement with the Trust, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager is reduced by $100,000 based on the average net assets computed daily and paid monthly at the annual rates, but in no event shall the annual fee be less than
$0.  This contractual provision did not result in a reduction of the fee which would otherwise have been payable to the Manager during the fiscal years ended
June 30, 2001, June 30, 2002 and June 30, 2003.

      In addition, under its agreement with the Trust, the Manager has agreed to assume that Trust's expenses to the extent that the total expenses (as described above) of the Trust exceed the most stringent limits prescribed by any state in which the Trust's shares are offered for sale.  The payment of the management fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liabilities under any of these expense assumptions. As a result of changes in federal securities laws which have effectively pre-empted state expense limitations, the contractual commitment relating to such reimbursements is no longer relevant.

    The agreement provides that the Manager assumes no responsibility under the agreement other than that which is imposed by law, and shall not be responsible for any action of the Board of Trustees of the Trust in following or declining to follow any advice or recommendations of the Manager.  The agreement provides that the Manager shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Trust in connection with matters to which the agreement relates, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the agreement.

         |X|      Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Trust pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Trust and its shareholders;
o     The profitability of the Trust to the Manager;
o     The investment performance of the Trust in comparison to regular market indices
o     Economies of scale that may be available to the Trust from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
            Trust from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Trust.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
            Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Trust.  The
Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Trust and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted them in their deliberations.  The Independent Trustees'
Counsel is independent of the Manager within the meaning and intent of the SEC
Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

      |X|               The Distributor. Under its General Distributor's
Agreement with the Trust, Centennial Asset Management Corporation acts as the
Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below.  The
Trust's Sub-Distributor is OppenheimerFunds Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the
Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the
Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan.  An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20%
of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2003 payments under the plan totaled
$3,743,282, all of which was paid by the Distributor to recipients.  That included $8,706 paid to an affiliate of the Sub-Distributor's parent company.
For the fiscal year ended June 30, 2003, the Manager paid, in the aggregate,
$5,567,970 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.
The charts below show the Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the
Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|   Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

|X|   Tax-Equivalent Yield.  The Trust's "tax equivalent yield" adjusts the
Trust's current yield, as calculated above, by a stated federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the
Trust's current yield by one minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

      The Trust's tax equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your federal taxable income (the net amount subject to federal income tax after deductions and exemptions).  The tax equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply and that state income tax payments are fully deductible for income tax purposes.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the following formula:

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

---------------------------------------------------------------------------------
                                      [OBJECT OMITTED]
---------------------------------------------------------------------------------

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield
           Compounded   (35.00% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns
(7 days       Yield                                        (at 6/30/03)
ended        (7 days
 6/30/03)     ended
            6/30/03)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years
                          6/30/03)       (7 days
                                          ended
                                         6/30/03)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  0.39%       0.39%         0.60%         0.60%      0.69%    2.14%    2.51%
-------------------------------------------------------------------------------

      |X|               Other Performance Comparisons.  Yield information may
be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank
Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation.
The account performance may combine total return performance of the Trust and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that The New York Stock Exchange ("the
Exchange") is open, at 12:00 Noon and at 4:00 P.M., on each day that the
Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of
Additional Information mean "Eastern time."  The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  It may
also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the
Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher)
than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the
Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.
The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s)
         of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to permit
         checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Trust's other redemption requirements.

      Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Trust, the Manager, the Distributor the
Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:
Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than
Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it.  For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, possible with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated  Investment Company.  The Trust has elected to be taxed as a regulated  investment  company  under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated  investment  company,  the Trust is not  subject  to  federal  income  tax on the  portion  of its net  investment income  (that  is,  taxable  interest,  dividends,  and  other  taxable  ordinary income,  net of  expenses)  and capital  gain net income  (that is, the excess of net  long-term  capital  gains  over  net  short-term  capital  losses)  that  it distributes to shareholders.

      If the Trust qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the
Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies.
The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Trust's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The
Trust must also satisfy certain other requirements of the Internal Revenue
Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.
government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S.
government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Trust intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

      A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, it is expected that the Trust also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Trust (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the
                                                 -
redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when
-------
required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the
       -
redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.
All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a  foreign  person  (including,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's income from the Trust is  effectively  connected  with the  conduct  of a U.S.  trade or
business.    Typically,   ordinary   income   dividends   paid   (not   including
exempt-interest  dividends  paid  by  the  Trust)  from a  mutual  fund  are  not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Trust.
All income and any tax withheld by the Trust is remitted by the Trust to the
U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Trust are effectively connected
                                                      ---
with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent, is
responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Trust.  They audit the Trust's financial statements and perform other related audit services.  They also act as auditors for the Manager and
OppenheimerFunds, Inc. and for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided to the Trust must be pre-approved by the Audit Committee. Non-audit services provided by Deloitte &
Touche LLP to the Manager, OppenheimerFunds, Inc. and certain related companies must also be pre-approved by the Audit Committee.
-------------------------------------------------------------------------------- INDEPENDENT AUDITORS' REPORT -------------------------------------------------------------------------------- --------------------------------------------------------------------------------
 	To the Board of Trustees and Shareholders of Centennial Tax Exempt Trust: We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 	We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Denver, Colorado July 22, 2003 -------------------------------------------------------------------------------- STATEMENT OF INVESTMENTS June 30, 2003 --------------------------------------------------------------------------------

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------

 Short-Term Tax-Exempt Obligations--102.7%
------------------------------------------------------------------------------------------------------------------

 Alabama--1.3%
 Birmingham, AL Waterworks & Sewer Board RB, AAMC Series 2002-21,
 MBIA Insured, 1.65%, 9/3/03                                                     $10,000,000       $   10,000,000
------------------------------------------------------------------------------------------------------------------
 Demopolis, AL IDV Board RB, Del Mesa Farms Project, 1.15% 1                       6,800,000            6,800,000
------------------------------------------------------------------------------------------------------------------
 Hoover, AL BOE Capital Outlay TAN, AAMC Series 2001-16,
 MBIA Insured, 1.06% 1                                                             4,950,000            4,950,000
------------------------------------------------------------------------------------------------------------------
 Sylacauga, AL IDV Board RB, Harrells Fertilizer, Inc., 1.15% 1                    3,600,000            3,600,000
                                                                                                   ---------------
                                                                                                       25,350,000

------------------------------------------------------------------------------------------------------------------
 Alaska--0.7%
 North Slope Borough, AK GOB, Series B, FSA Insured, 1.04% 1                      13,400,000           13,400,000
------------------------------------------------------------------------------------------------------------------
 Arizona--2.3%
 Phoenix, AZ Civic Improvement Corp. WS Revenue BAN, Series 2003-A,
 1.05%, 10/2/03                                                                   20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project,
 Series 1995, 1.07% 1                                                             22,500,000           22,500,000
                                                                                                   ---------------
                                                                                                       42,500,000

------------------------------------------------------------------------------------------------------------------
 California--3.7%
 CA Department of Water & Power Supply RB, Series B-1, 1% 1                        4,000,000            4,000,000
------------------------------------------------------------------------------------------------------------------
 CA Department of Water & Power Supply RB, Series C7, FSA Insured, 1% 1           10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 CA Department of Water & Power Supply RB, Series C9, 0.90% 1                     20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E,
 MBIA Insured, 0.90% 1                                                               800,000              800,000
------------------------------------------------------------------------------------------------------------------
 Fremont, CA MH RB, Treetops Apts., Series A, 0.92% 1                              1,000,000            1,000,000
------------------------------------------------------------------------------------------------------------------
 Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 1% 1                     1,100,000            1,100,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RB, SGMSTR Series 1996 SG54,
 AMBAC Insured, 1.01% 1                                                            1,000,000            1,000,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RRB, Second Sr. Series A,
 MBIA Insured, 0.85% 1                                                             3,500,000            3,500,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Airport RB, SGMSTR Series 1996 SG61, 1.04% 1                      3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD GOB, AAMC Series 1999-7, MBIA Insured, 0.98% 1,2              1,000,000            1,000,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Apt. Development RRB, Villas Aliento, Series E, 0.90% 1          3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA IDAU RB, Control Air Conditioning Project-A, 1% 1                2,300,000            2,300,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series B,
 AMBAC Insured, 0.95% 1                                                            1,500,000            1,500,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
 AMBAC Insured, 0.95% 1                                                              925,000              925,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
 AMBAC Insured, 0.95% 1                                                              580,000              580,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series E,
 AMBAC Insured, 0.95% 1                                                              950,000              950,000
------------------------------------------------------------------------------------------------------------------
 Rancho Mirage, CA Joint Powers FA REF COP, Eisenhower Medical Center,
 Series B, MBIA Insured, 0.97% 1                                                   5,600,000            5,600,000
------------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA HAU MH RRB, Bent Tree Apts., Series A, 0.88% 1               3,600,000            3,600,000
------------------------------------------------------------------------------------------------------------------
 Southeast CA RR FA Lease RRB, Series A, 0.92% 1                                   4,000,000            4,000,000
4 | CENTENNIAL TAX EXEMPT TRUST

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------

 California Continued
 Southern CA PPAU RRB, Palo Verde Project, Series B,
 AMBAC Insured, 0.85% 1                                                           $2,000,000       $    2,000,000
                                                                                                   ---------------
                                                                                                       69,855,000

------------------------------------------------------------------------------------------------------------------
 Colorado--1.3%
 Castlewood Ranch, CO Metro District GOLB, 1.55%, 12/1/03 3                        3,250,000            3,250,000
------------------------------------------------------------------------------------------------------------------
 Central Platte Valley Denver Cnty., CO Metro District GOB, Series B,
 1.55%, 12/1/03 3                                                                  3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 Denver West Metro District, CO GOUN, Series A, 1.24% 1                            6,125,000            6,125,000
------------------------------------------------------------------------------------------------------------------
 Stapleton Business Center Metro District, CO RB, 1.14% 1                          7,550,000            7,550,000
------------------------------------------------------------------------------------------------------------------
 Superior Metro District No. 1, CO WSS BAN, 1.14% 1                                2,000,000            2,000,000
------------------------------------------------------------------------------------------------------------------
 Willow Trace Metro District, CO GOLB, Series A, 1.55%, 12/1/03 3                  2,295,000            2,295,000
                                                                                                   ---------------
                                                                                                       24,220,000

------------------------------------------------------------------------------------------------------------------
 Florida--3.9%
 Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 1.10% 1           2,875,000            2,875,000
------------------------------------------------------------------------------------------------------------------
 Dade Cnty., FL WSS RB, ETET Series 96C0908, Cl. A,  FGIC Insured, 1.05% 1         9,900,000            9,900,000
------------------------------------------------------------------------------------------------------------------
 FL TUAU RB, Series A, ETET Series 96C0910, Cl. A, FGIC Insured, 1.05% 1          14,850,000           14,850,000
------------------------------------------------------------------------------------------------------------------
 Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
 ETET Series 96C0911, Cl. A, 1.05% 1                                              17,795,000           17,795,000
------------------------------------------------------------------------------------------------------------------
 Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
 ETET Series 97C0901, Cl. A, MBIA Insured, 1.05% 1                                17,795,000           17,795,000
------------------------------------------------------------------------------------------------------------------
 Jacksonville, FL Sales Tax RB, MERLOT Series 2003 B26, MBIA Insured, 1.08% 1     10,000,000           10,000,000
                                                                                                  ---------------
                                                                                                       73,215,000

------------------------------------------------------------------------------------------------------------------
 Georgia--6.2%
 Burke Cnty., GA PC RB, Series 98-A, 1.05%, 8/1/03                                12,000,000           12,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.02%, 9/4/03                                 9,600,000            9,600,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.02%, 9/8/03                                20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.04%, 8/25/03                                2,000,000            2,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.05%, 8/6/03                                16,000,000           16,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.08%, 8/25/03                               33,000,000           33,000,000
------------------------------------------------------------------------------------------------------------------
 Cherokee Cnty., GA WSS RRB, MERLOT Series 2003 A14,
 MBIA Insured, 1.08% 1                                                             7,060,000            7,060,000
------------------------------------------------------------------------------------------------------------------
 GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 1.05% 1                        11,880,000           11,880,000
------------------------------------------------------------------------------------------------------------------
 GA GOUN, Series B, 2%, 7/1/04 4                                                   4,340,000            4,389,650
                                                                                                  ---------------
                                                                                                      115,929,650

------------------------------------------------------------------------------------------------------------------
 Idaho--3.8%
 Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 1%, 10/1/03 3             20,375,000           20,375,000
------------------------------------------------------------------------------------------------------------------
 ID TAN, 2%, 6/30/04 4                                                            50,000,000           50,593,500
                                                                                                  ---------------
                                                                                                       70,968,500

------------------------------------------------------------------------------------------------------------------
 Illinois--13.3%
 Chicago, IL BOE GOUN, AAMC Series 2002-4, FSA Insured, 1.13% 1                    9,225,000            9,225,000
------------------------------------------------------------------------------------------------------------------
 Chicago, IL GOB, AAMC Series 2002-12, 1.13% 1                                    10,975,000           10,975,000
5 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------

 Illinois Continued
 Chicago, IL GOUN, AAMC Series 1998-3, FGIC Insured, 1.06% 1,2                 $   8,735,000      $     8,735,000
------------------------------------------------------------------------------------------------------------------
 Chicago, IL RB, Lakefront Millennium Parking Facility,
 ETET Series 981303, Cl. A, 1.05% 1                                               22,495,000           22,495,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 0.90%, 9/8/03                    17,000,000           17,000,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 0.90%, 10/9/03                   20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 1%, 8/13/03                      31,840,000           31,840,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 1.04%, 8/18/03                   10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 1.05%, 7/16/03                   14,000,000           14,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Blessing Hospital, Series B, FSA Insured, 1.05% 1                     2,450,000            2,450,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1985-B, 1.05%, 7/10/03               10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1992, 1.05%, 8/14/03                 17,000,000           17,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1995, 1.10%, 9/25/03                  7,500,000            7,500,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1996, 1.05%, 10/9/03                  5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Northwestern Corp., Series 1998, 1.04%, 9/4/03 3            50,000,000           50,000,000
------------------------------------------------------------------------------------------------------------------
 IL RTA RB, MERLOT Series 2003 B15, 1.08% 1                                       12,990,000           12,990,000
                                                                                                  ----------------
                                                                                                      249,210,000

------------------------------------------------------------------------------------------------------------------
 Indiana--6.0%
 Dyer, IN HCF RRB, Regency Place, Series A-1, 1.19% 1                              2,825,000            2,825,000
------------------------------------------------------------------------------------------------------------------
 Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 1.19% 1                         2,070,000            2,070,000
------------------------------------------------------------------------------------------------------------------
 IN Bond Bank RB, Advance Funding Program Nts., Series A,
 AMBAC Insured, 2%, 1/27/04                                                       66,500,000           66,841,424
------------------------------------------------------------------------------------------------------------------
 IN GOB, AAMC Series 2003-15, Single Asset Trust, 1.16%, 1/28/04 3                14,200,000           14,200,000
------------------------------------------------------------------------------------------------------------------
 IN MPA PPS RB, ETET Series 981401, Cl. A, MBIA Insured, 1.05% 1                  13,600,000           13,600,000
------------------------------------------------------------------------------------------------------------------
 Indianapolis, IN HCF RRB, Health Quest, Series A, 1.19% 1                         2,785,000            2,785,000
------------------------------------------------------------------------------------------------------------------
 Kokomo, IN ED RB, Village Community Partner IV Project, 1.09% 1                   2,640,000            2,640,000
------------------------------------------------------------------------------------------------------------------
 Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
 Harrison Military Base, 1% 1                                                      2,835,000            2,835,000
------------------------------------------------------------------------------------------------------------------
 Merrillville, IN HCF RRB, Southlake, Series A-1, 1.19% 1                          2,880,000            2,880,000
------------------------------------------------------------------------------------------------------------------
 South Bend, IN HCF RRB, Regency Place, Series 1992A, 1.19% 1                      2,665,000            2,665,000
                                                                                                  ----------------
                                                                                                      113,341,424

------------------------------------------------------------------------------------------------------------------
 Iowa--4.1%
 IA School Cash Anticipation Program Nts., Series A, FSA Insured,
 2%, 6/18/04                                                                      50,000,000           50,549,865
------------------------------------------------------------------------------------------------------------------
 IA School Cash Anticipation Program Nts., Series B, FSA Insured,
 2.25%, 1/30/04                                                                   27,000,000           27,182,299
                                                                                                  ----------------
                                                                                                       77,732,164

------------------------------------------------------------------------------------------------------------------
 Louisiana--4.2%
 LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 1.65%, 8/21/03 2,3                 15,000,000           15,000,000
------------------------------------------------------------------------------------------------------------------
 Lafayette Parish, LA School Board Sales Tax RB, FGIC Insured, 6%, 4/1/04          2,000,000            2,074,597
------------------------------------------------------------------------------------------------------------------
 Natchitoches Parish, LA RRB, Trus Joist Corp. Project, 1.10% 1                   10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 1.20% 1       29,000,000           29,000,000
6 | CENTENNIAL TAX EXEMPT TRUST

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------

 Louisiana Continued
 St. James Parish, LA PC RRB, Texaco Project, Series A, 1.05%, 7/9/03 3        $  22,530,000      $    22,530,000
                                                                                                  ----------------
                                                                                                       78,604,597

------------------------------------------------------------------------------------------------------------------
 Maryland--1.2%
 Montgomery Cnty., MD Consolidated BAN, Series 2002, 0.85%, 9/5/03                 7,000,000            7,000,000
------------------------------------------------------------------------------------------------------------------
 Montgomery Cnty., MD Consolidated BAN, Series 2002, 0.90%, 9/8/03                15,000,000           15,000,000
                                                                                                  ----------------
                                                                                                       22,000,000

------------------------------------------------------------------------------------------------------------------
 Massachusetts--0.5%
 MA Education & HFAU RB, University of Massachusetts, Series A, 0.90% 1           10,200,000           10,200,000
------------------------------------------------------------------------------------------------------------------
 Michigan--5.2%
 MI GOUN, 1.50%, 9/30/03                                                          30,000,000           30,036,742
------------------------------------------------------------------------------------------------------------------
 MI Job DAU RB, East Lansing Residence Associates Project, 1.13% 1                 1,900,000            1,900,000
------------------------------------------------------------------------------------------------------------------
 MI Multi-Modal School Loan GOB, Series 2002A, 1.40%, 8/26/03                     20,510,000           20,510,000
------------------------------------------------------------------------------------------------------------------
 MI Municipal Bond Authority RB, Series C-1, 2.25%, 8/22/03                       36,500,000           36,544,319
------------------------------------------------------------------------------------------------------------------
 St. Clair Cnty., MI ED RRB, MSTFC Series 2000-282X, AMBAC Insured,
 1.65%, 8/7/03 3                                                                   8,000,000            8,000,000
                                                                                                  ----------------
                                                                                                       96,991,061

------------------------------------------------------------------------------------------------------------------
 Minnesota--0.9%
 MN GOB, ETET Series 2000231, Cl. A, 1.05% 1                                      16,010,000           16,010,000
------------------------------------------------------------------------------------------------------------------
 Missouri--0.9%
 Boatmens St. Louis, MO Grantor Trust COP, Series 1996A, 1.15% 1                  14,075,000           14,075,000
------------------------------------------------------------------------------------------------------------------
 MO Education & HFAU RRB, Washington University, Series C, 1% 1                    3,200,000            3,200,000
                                                                                                  ----------------
                                                                                                       17,275,000

------------------------------------------------------------------------------------------------------------------
 Nevada--4.4%
 Clark Cnty., NV Highway Revenue Nts., Series A, 1%, 8/13/03                      13,000,000           13,000,000
------------------------------------------------------------------------------------------------------------------
 Clark Cnty., NV Highway Revenue Nts., Series A, 1.02%, 9/2/03                     8,000,000            8,000,000
------------------------------------------------------------------------------------------------------------------
 Clark Cnty., NV Highway Revenue Nts., Series A, 1.08%, 7/21/03                   25,000,000           25,000,000
------------------------------------------------------------------------------------------------------------------
 NV GOLB, SGMSTR Series 1997 SG114, 1.03% 1                                       20,350,000           20,350,000
------------------------------------------------------------------------------------------------------------------
 Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust,
 FGIC Insured, 1.06% 1                                                            16,090,000           16,090,000
                                                                                                  ----------------
                                                                                                       82,440,000

------------------------------------------------------------------------------------------------------------------
 New Mexico--0.5%
 NM TAN & RAN, Series 2003, 2%, 6/30/04                                           10,000,000           10,113,700
------------------------------------------------------------------------------------------------------------------
 New York--6.1%
 Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
 Series A-3, 0.90% 1                                                               1,300,000            1,300,000
------------------------------------------------------------------------------------------------------------------
 NYC GOB, Subseries B7, 0.90% 1                                                      500,000              500,000
------------------------------------------------------------------------------------------------------------------
 NYC HDC MH RB, Monterey Project, Series A, 0.95% 1                                1,700,000            1,700,000
------------------------------------------------------------------------------------------------------------------
 NYC MTAU BAN, 0.90%, 11/10/03                                                    15,400,000           15,400,000
------------------------------------------------------------------------------------------------------------------
 NYC MWFAU RB, Series 6, 0.95%, 9/8/03                                            25,000,000           25,000,000
------------------------------------------------------------------------------------------------------------------
 NYC MWFAU RB, Series 6, 0.95%, 9/9/03                                            50,000,000           50,000,000
------------------------------------------------------------------------------------------------------------------
 NYS ERDAUPC RRB, NYS Electric & Gas Corp., Series C, 0.95% 1                      4,500,000            4,500,000
7 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------

 New York Continued
 NYS HFA MH RB, East 39 Street Housing, Series A, 1.10% 1                       $  1,000,000      $     1,000,000
------------------------------------------------------------------------------------------------------------------
 NYS MAG RB, Municipal Securities Trust Receipts-CMC1, 1.01% 1                     5,310,000            5,310,000
------------------------------------------------------------------------------------------------------------------
 NYS TBTAU SPO RRB, Series D, FSA Insured, 0.90% 1                                10,000,000           10,000,000
                                                                                                  ----------------
                                                                                                      114,710,000

------------------------------------------------------------------------------------------------------------------
 North Carolina--0.5%
 NC Medical Care Community Health System RRB, Catholic Health East-D,
 AMBAC Insured, 0.97% 1                                                           10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 Ohio--0.3%
 Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 1.45%, 12/15/03 3              2,720,000            2,720,000
------------------------------------------------------------------------------------------------------------------
 Scioto Cnty., OH HCF RB, Hill View Retirement Center, 1.35%, 12/1/03 3            3,765,000            3,765,000
                                                                                                  ----------------
                                                                                                        6,485,000

------------------------------------------------------------------------------------------------------------------
 Pennsylvania--2.5%
 PA GOUN, ETET Series 946802, Cl. A, 1.05% 1                                      17,800,000           17,800,000
------------------------------------------------------------------------------------------------------------------
 Philadelphia, PA Water & Wastewater RRB, FSA Insured, 0.90% 1                    29,600,000           29,600,000
                                                                                                  ----------------
                                                                                                       47,400,000

------------------------------------------------------------------------------------------------------------------
 South Carolina--0.4%
 SC POAU GOB, AAMC Series 1998-7, FSA Insured, 1.16% 1                             7,325,000            7,325,000
------------------------------------------------------------------------------------------------------------------
 Texas--15.8%
 Brownsville, TX Utility System RB, Sub. Lien, Series A, MBIA Insured, 0.90% 1    29,450,000           29,450,000
------------------------------------------------------------------------------------------------------------------
 Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 1%, 12/1/03 3          4,000,000            4,000,000
------------------------------------------------------------------------------------------------------------------
 Harris Cnty., TX Criminal Justice Center RB, SGMSTR Series 1997
 SG96, Cl. A, FGIC Insured, 1.03% 1                                                7,475,000            7,475,000
------------------------------------------------------------------------------------------------------------------
 Harris Cnty., TX HFDC RRB, Methodist Hospital, 0.95% 1                           10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 Harris Cnty., TX TAN, 1.75%, 2/27/04                                             62,000,000           62,316,681
------------------------------------------------------------------------------------------------------------------
 Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 1.10%, 11/1/03 3               13,940,000           13,940,000
------------------------------------------------------------------------------------------------------------------
 Houston, TX Hotel Occupation Tax & Parking RB, Sub. Lien, Series A,
 1.05%, 8/14/03                                                                   22,500,000           22,500,000
------------------------------------------------------------------------------------------------------------------
 Houston, TX WSS RB, SGMSTR Series 1997 SG120, 1.03% 1                            37,600,000           37,600,000
------------------------------------------------------------------------------------------------------------------
 Keller, TX ISD GOUN, AAMC Series 2001-26, 1.06% 1                                 3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 TX TAN & RAN, 2.75%, 8/29/03                                                     90,000,000           90,213,257
------------------------------------------------------------------------------------------------------------------
 TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70, 1.03% 1                15,325,000           15,325,000
                                                                                                  ----------------
                                                                                                      295,819,938

------------------------------------------------------------------------------------------------------------------
 Utah--0.3%
 Salt Lake City, UT PC RRB, Amoco Project, 1.05%, 10/1/03 3                        4,715,000            4,715,000
------------------------------------------------------------------------------------------------------------------
 Washington--4.4%
 Everett Cnty., WA Public Facilities District RAN, Series A, 0.98%, 2/19/04       24,460,000           24,460,000
------------------------------------------------------------------------------------------------------------------
 Everett Cnty., WA Public Facilities District TAN & RAN, 0.98%, 2/19/04           12,500,000           12,500,000
------------------------------------------------------------------------------------------------------------------
 King Cnty., WA GOLB, AAMC Series 2001-1, MBIA Insured, 1.06% 1                   12,770,000           12,770,000
------------------------------------------------------------------------------------------------------------------
 Seattle, WA Light & Power RRB, AAMC Series 2002-12, FSA Insured,
 1.12%, 9/17/03 3                                                                  9,755,000            9,755,000
8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------

 Washington Continued
 Snohomish Cnty., WA GOLB, MERLOT Series 2003 B33,
 MBIA Insured, 1.08% 1                                                          $  4,550,000      $     4,550,000
------------------------------------------------------------------------------------------------------------------
 Snohomish Cnty., WA Public Utility District No. 001 Electric RRB,
 FSA Insured, 5%, 12/1/03                                                          2,870,000            2,916,611
------------------------------------------------------------------------------------------------------------------
 Tacoma, WA GOLB, Series 2B, 1.02%, 9/8/03                                         8,000,000            8,000,000
------------------------------------------------------------------------------------------------------------------
 Tacoma, WA Revenue BAN, Series 2A, 1.02%, 9/8/03                                  5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 WA GOUN, MERLOT Series 2003 A11, MBIA Insured, 1.08% 1                            2,880,000            2,880,000
                                                                                                  ----------------
                                                                                                       82,831,611

------------------------------------------------------------------------------------------------------------------
 Wisconsin--0.2%
 West Allis, WI RB, State Fair Park Exposition Center, 1.05% 1                     3,100,000            3,100,000
------------------------------------------------------------------------------------------------------------------
 Wyoming--2.5%
 Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana Project, 1.05%, 10/1/03 3      9,250,000            9,250,000
------------------------------------------------------------------------------------------------------------------
 Sweetwater Cnty., WY PC RB, Pacificorp, Series 88-A, 0.90%, 9/12/03              10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 Sweetwater Cnty., WY PC RB, Pacificorp, Series 88-A, 1.05%, 8/13/03               2,500,000            2,500,000
------------------------------------------------------------------------------------------------------------------
 Sweetwater Cnty., WY PC RB, Pacificorp, Series 88-A, 1.05%, 8/13/03              24,800,000           24,800,000
                                                                                                  ----------------
                                                                                                       46,550,000

------------------------------------------------------------------------------------------------------------------
 District of Columbia--5.3%
 Metro Washington D.C. AA RB, Series 99-A, 1%, 9/29/03                            31,500,000           31,500,000
------------------------------------------------------------------------------------------------------------------
 Metro Washington D.C. AA RB, Series 99-A, 1%, 10/1/03                            22,600,000           22,600,000
------------------------------------------------------------------------------------------------------------------
 Metro Washington D.C. AA RB, Series 99-A, 1.02%, 9/18/03                         15,000,000           15,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-B,
 0.95%, 10/1/03                                                                   11,000,000           11,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-B,
 1.10%, 7/31/03                                                                    5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-C,
 0.95%, 10/1/03                                                                    5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-C,
 1.10%, 7/31/03                                                                    9,000,000            9,000,000
                                                                                                  ----------------
                                                                                                       99,100,000

------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,927,392,645)                                     102.7%       1,927,392,645
------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                  (2.7)         (50,802,015)
                                                                                ----------------------------------
 Net Assets                                                                            100.0%     $ 1,876,590,630
                                                                                ==================================
9 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

AA Airport Authority AAMC ABN AMRO Munitops Certificates BAN Bond Anticipation Nts. BOE Board of Education COP Certificates of Participation DAU Development Authority ED Economic Development EDLFA Educational Facilities Authority ERDAUPC Energy Research & Development Authority Pollution Control ETET Eagle Tax-Exempt Trust FA Facilities Authority FAU Finance Authority GOB General Obligation Bonds GOLB General Obligation Ltd. Bonds GOUN General Obligation Unlimited Nts. HAU Housing Authority HCF Health Care Facilities HDC Housing Development Corp. HFA Housing Finance Agency HFAU Health Facilities Authority HFDC Health Facilities Development Corp. IDAU Industrial Development Authority IDV Industrial Development ISD Independent School District MAG Mtg. Agency MERLOT Municipal Exempt Receipts Liquidity Option Tender MH Multifamily Housing MPA Municipal Power Agency MSTFC Morgan Stanley & Co., Inc. Trust Floater Certificates MTAU Metropolitan Transportation Authority MWFAU Municipal Water Finance Authority NYC New York City NYS New York State PC Pollution Control POAU Port Authority PPA Public Power Agency PPAU Public Power Authority PPS Public Power System RA Redevelopment Agency RAN Revenue Anticipation Nts. RB Revenue Bonds REF Refunding RR Resource Recovery RRB Revenue Refunding Bonds RTA Regional Transportation Authority SGMSTR Societe Generale, NY Branch Municipal Security Trust Receipts SPO Special Obligations TAN Tax Anticipation Nts. TBTAU Triborough Bridge & Tunnel Authority TUAU Turnpike Authority USD Unified School District WS Water System WSS Water & Sewer System 1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2003. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $24,735,000 or 1.32% of the Trust's net assets as of June 30, 2003. 3. Put obligation redeemable at full principal value on the date reported. 4. When-issued security to be delivered and settled after June 30, 2003. See Note 1 of Notes to Financial Statements. See accompanying Notes to Financial Statements. 10 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF ASSETS AND LIABILITIES June 30, 2003 --------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

 Assets

 Investments, at value (cost $1,927,392,645)--see accompanying statement                    $  1,927,392,645
--------------------------------------------------------------------------------------------------------------
 Cash                                                                                              3,203,868
--------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                               33,785,593
 Interest                                                                                          7,549,969
 Other                                                                                               130,444
                                                                                            ------------------
 Total assets                                                                                  1,972,062,519

--------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased (including $54,987,007 purchased on a when-issued basis)                   75,106,267
 Shares of beneficial interest redeemed                                                           19,833,066
 Dividends                                                                                           229,611
 Service plan fees                                                                                   123,294
 Shareholder reports                                                                                  75,304
 Transfer and shareholder servicing agent fees                                                        46,169
 Trustees' compensation                                                                                2,280
 Other                                                                                                55,898
                                                                                            ------------------
 Total liabilities                                                                                95,471,889

--------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                 $  1,876,590,630
                                                                                            ------------------

--------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                            $  1,876,612,638
--------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                            (22,008)
                                                                                            ------------------
 Net Assets--applicable to 1,876,642,273 shares of beneficial interest outstanding          $  1,876,590,630
                                                                                            ------------------

--------------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                              $1.00
See accompanying Notes to Financial Statements. 11 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF OPERATIONS For the Year Ended June 30, 2003 -------------------------------------------------------------------------------- --------------------------------------------------------------------------- Investment Income Interest $ 25,276,200 --------------------------------------------------------------------------- Expenses Management fees 7,900,919 --------------------------------------------------------------------------- Service plan fees 3,743,282 --------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 549,386 --------------------------------------------------------------------------- Shareholder reports 57,628 --------------------------------------------------------------------------- Custodian fees and expenses 31,115 --------------------------------------------------------------------------- Trustees' compensation 14,757 --------------------------------------------------------------------------- Other 134,915 -------------- Total expenses 12,432,002 Less reduction to custodian expenses (38,038) -------------- Net expenses 12,393,964 --------------------------------------------------------------------------- Net Investment Income 12,882,236 --------------------------------------------------------------------------- Net Realized Gain on Investments 32,171 --------------------------------------------------------------------------- Net Increase in Net Assets Resulting from Operations $ 12,914,407 -------------- See accompanying Notes to Financial Statements. 12 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

 Year Ended June 30,                                                                     2003                 2002
--------------------------------------------------------------------------------------------------------------------

 Operations

 Net investment income                                                         $   12,882,236        $  22,138,659
--------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                     32,171              277,353
                                                                               -------------------------------------
 Net increase in net assets resulting from operations                              12,914,407           22,416,012

--------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders                                   (12,882,236)         (22,138,659)

--------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions        53,057,495            1,488,840

--------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                    53,089,666            1,766,193
--------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            1,823,500,964        1,821,734,771
                                                                               -------------------------------------
 End of period                                                                 $1,876,590,630       $1,823,500,964
                                                                               -------------------------------------
See accompanying Notes to Financial Statements. 13 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

 Year Ended June 30,                               2003      2002     2001      2000      1999
-----------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period            $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain            .01       .01      .03       .03       .03
 Dividends and/or distributions to shareholders    (.01)     (.01)    (.03)     (.03)     (.03)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00
                                                 ----------------------------------------------

-----------------------------------------------------------------------------------------------
 Total Return 1                                    0.69%     1.17%    3.26%     3.01%     2.61%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)         $1,877    $1,824   $1,822    $1,692    $1,749
-----------------------------------------------------------------------------------------------
 Average net assets (in millions)                $1,882    $1,904   $1,779    $1,737    $1,896
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.68%     1.16%    3.21%     2.94%     2.58%
 Expenses, gross                                   0.66%     0.69%    0.70%     0.72%     0.69%
 Expenses, net                                     0.66% 3   0.69% 3  0.69% 4   0.72% 3   0.69% 3
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. 4. Net of reduction to custodian expenses. See accompanying Notes to Financial Statements. 14 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. Significant Accounting Policies
 	Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

 	The following is a summary of significant accounting policies consistently followed by the Trust.

-------------------------------------------------------------------------------- Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------
 	Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Trust’s net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Trust had entered into when-issued purchase commitments of $54,987,007.

--------------------------------------------------------------------------------
 	Federal Taxes. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 	The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed Net Undistributed Accumulated Investment Income Long-Term Gains Loss Carryforward 1 ----------------------------------------------------------- $256,899 $-- $22,008 1. Accumulated losses noted above primarily represent net capital loss carryforwards as of June 30, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryforwards expire in 2008. During the fiscal year the Trust utilized $32,171 of capital loss carryforward to offset capital gains realized in the current fiscal year. 15 | CENTENNIAL TAX EXEMPT TRUST -------------------------------------------------------------------------------- NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. Significant Accounting Policies Continued
 	The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

Year Ended Year Ended June 30, 2003 June 30, 2002 ------------------------------------------------------------- Distributions paid from: Exempt-interest dividends $12,882,236 $22,138,659 --------------------------------------------------------------------------------
 	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Trust. -------------------------------------------------------------------------------- Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. Shares of Beneficial Interest
 	The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    Year Ended June 30, 2003          Year Ended June 30, 2002
                                     Shares           Amount          Shares            Amount
-----------------------------------------------------------------------------------------------

 Sold                         4,883,642,642  $ 4,883,642,642   4,987,504,366   $ 4,987,504,366
 Dividends and/or
 distributions reinvested        12,855,713       12,855,713      22,420,085        22,420,085
 Redeemed                    (4,843,440,860)  (4,843,440,860) (5,008,435,611)   (5,008,435,611)
                             ------------------------------------------------------------------
 Net increase                    53,057,495  $    53,057,495       1,488,840   $     1,488,840
                             ------------------------------------------------------------------
-------------------------------------------------------------------------------- 3. Fees and Other Transactions with Affiliates
 	Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust’s net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust’s net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by

16 | CENTENNIAL TAX EXEMPT TRUST
 	$100,000 based on average net assets computed daily and paid monthly at the annual rates, however, the annual fee cannot be less than $0.

-------------------------------------------------------------------------------- Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
 	SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 	Service Plan (12b-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. During the year ended June 30, 2003, the Trust paid $8,706 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

17 | CENTENNIAL TAX EXEMPT TRUST

                                   Appendix A

                        Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings  Services,  a division of The McGraw-Hill  Companies,
---------------------------------------------------------------------------------
Inc. ("Standard and Poor's")
----------------------------

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt,
Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
---------------------------------------------------------------------------------

R-1:  Short term debt rated "R-1 (high)" is of the highest  credit  quality,  and indicates  an  entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category  normally maintain strong liquidity  positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)"  rating are normally  leaders in  structurally  sound  industry  segments  with proven  track records,  sustainable  positive  future  results  and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough   definition  which  DBRS  has
established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior  credit quality and, in most  cases,  ratings in this  category  differ from "R-1  (high)"  credits to only a small degree.  Given the  extremely  tough  definition  which DBRS has for the "R-1 (high)"  category  (which few companies  are able to achieve),  entities
rated  "R-1  (middle)"  are  also  considered   strong  credits  which  typically
exemplify  above  average  strength  in  key  areas  of  consideration  for  debt protection.  Short  term  debt  rated  "R-1  (low)"  is  of  satisfactory  credit
quality.   The  overall  strength  and  outlook  for  key  liquidity,   debt  and
profitability  ratios  is  not  normally  as  favorable  as  with  higher  rating categories,  but these  considerations  are  still  respectable.  Any  qualifying negative  factors  which  exist  are  considered  manageable,  and the  entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated  "R-2" is of adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability  for timely  repayment  to a level which is  considered  only
just  adequate.   The  liquidity  and  debt  ratios  of  entities  in  the  "R-2"
classification  are not as strong as those in the  "R-1"  category,  and the past and  future  trend may  suggest  some risk of  maintaining  the  strength  of key ratios in these areas.  Alternative  sources of liquidity  support are considered satisfactory;  however,  even the  strongest  liquidity  support will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future, may be less favorable,  earnings  not as  stable,  and there are  often  negative  qualifying factors  present  which  could also make the entity  more  vulnerable  to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

B-1

                                   Appendix B

                     Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Revenue Anticipation Notes
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Tax Anticipation Notes
Tax & Revenue Anticipation Notes
Telephone Utilities
Tobacco
Water Utilities

---------------------------------------------------------------------------------
Centennial Tax Exempt Trust
---------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Mayer, Brown, Rowe & Maw, LLP
1675 Broadway
New York, New York 10019

PX0160.01.0803.rev1103

--------
1. In  accordance  with  Rule  12b-1  of the  Investment  Company  Act,  the term
"Independent  Trustees" in this  Statement of  Additional  Information  refers to those  Trustees  who are not  "interested  persons"  of the  Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.